Consolidated Statements of Financial Position - KRW (₩)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	₩ 6,670,879,000,000	₩ 8,053,108,000,000
Trade accounts and notes receivable, net	10,802,989,000,000	9,702,142,000,000
Other receivables, net	1,947,529,000,000	2,112,697,000,000
Other short-term financial assets	11,403,166,000,000	10,909,920,000,000
Inventories	14,557,419,000,000	16,133,403,000,000
Current income tax assets	101,979,000,000	243,829,000,000
Assets held for sale	406,945,000,000	12,003,000,000
Other current assets	840,984,000,000	1,075,939,000,000
Total current assets	46,731,890,000,000	48,243,041,000,000
Long-term trade accounts and notes receivable, net	42,516,000,000	24,033,000,000
Other receivables, net	1,452,445,000,000	1,520,331,000,000
Other long-term financial assets	2,708,325,000,000	2,332,538,000,000
Investments in associates and joint ventures	5,020,264,000,000	4,996,551,000,000
Investment property, net	1,616,294,000,000	1,074,031,000,000
Property, plant and equipment, net	35,206,248,000,000	31,781,196,000,000
Intangible assets, net	4,714,784,000,000	4,838,451,000,000
Defined benefit assets, net	464,758,000,000	520,659,000,000
Deferred tax assets	3,355,597,000,000	3,523,546,000,000
Other non-current assets	173,195,000,000	167,373,000,000
Total non-current assets	54,754,426,000,000	50,778,709,000,000
Total assets	101,486,316,000,000	99,021,750,000,000
Liabilities
Trade accounts and notes payable	5,782,825,000,000	5,520,807,000,000
Short-term borrowings and current installments of long-term borrowings	10,959,217,000,000	11,915,994,000,000
Other payables	2,737,478,000,000	2,865,868,000,000
Other short-term financial liabilities	163,626,000,000	106,527,000,000
Current income tax liabilities	319,096,000,000	502,685,000,000
Liabilities directly associated with the assets held for sale	141,890,000,000	5,000,000
Provisions	419,744,000,000	515,988,000,000
Other current liabilities	1,943,860,000,000	2,006,831,000,000
Total current liabilities	22,467,736,000,000	23,434,705,000,000
Long-term trade accounts and notes payable	0	15,000,000
Long-term borrowings, excluding current installments	15,011,162,000,000	12,389,668,000,000
Other payables	873,565,000,000	790,402,000,000
Other long-term financial liabilities	153,782,000,000	87,052,000,000
Defined benefit liabilities, net	38,754,000,000	37,707,000,000
Deferred tax liabilities	2,760,234,000,000	2,924,552,000,000
Long-term provisions	468,009,000,000	579,918,000,000
Other non-current liabilities	114,474,000,000	585,834,000,000
Total non-current liabilities	19,419,980,000,000	17,395,148,000,000
Total liabilities	41,887,716,000,000	40,829,853,000,000
Equity
Share capital	482,403,125,000	482,403,125,000
Capital surplus	1,672,790,000,000	1,410,288,000,000
Reserves	67,256,000,000	(443,990,000,000)
Treasury shares	(1,889,658,000,000)	(1,892,308,000,000)
Retained earnings	53,813,583,000,000	52,921,137,000,000
Equity attributable to owners of the controlling company	54,146,374,000,000	52,477,530,000,000
Non-controlling interests	5,452,226,000,000	5,714,367,000,000
Total equity	59,598,600,000,000	58,191,897,000,000
Total liabilities and equity	₩ 101,486,316,000,000	₩ 99,021,750,000,000